COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule by years of minimum future rentals on leases	Year Ending December 31:
2017	$208,937
2018	244,819
2019	223,195
2020	155,216
Later Years	125,064
Total minimum future rentals	$957,231

Year Ending December 31:

2017	$237,916
2018	192,316
2019	169,116
2020	132,406
Later Years	125,064
Total minimum future rentals	$856,818